Goodwill and Intangible Assets (Additional Information) (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 14, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 13,481		$ 13,481		$ 13,481		$ 13,481	$ 13,481
Goodwill impairment charges							0	0
Weighted average remaining life for identifiable intangible assets	10 years 4 months 24 days				9 years 10 months 24 days
Amortization expense			$ 1,026	$ 935	$ 2,053	$ 1,870	$ 3,922	$ 3,738	$ 3,738
Romeg License Agreement
Finite-Lived Intangible Assets [Line Items]
Asset acquisition consideration transferred amount		$ 5,700
Remaining Amortization Period		15 years
Patent rights
Finite-Lived Intangible Assets [Line Items]
Remaining Amortization Period	15 years						15 years
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Remaining Amortization Period	5 years						5 years